Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Derivative liabilities	$ 46,728,596
Representative Shares (in Shares)	123,500
Grant of fair value per share (in Dollars per share)	$ 6.29
Aggregate value	$ 776,815	$ 776,815
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities	35,576,596
Non-Redemption Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities	$ 11,152,000